Share-Based Payment	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment
Note 18 - Share-Based Payment

Details of the plan to allocate options to Company employees:

Grant date	Number of offerees	Total number of options	Exercise price in NIS	Share price in NIS	Value of option in NIS	Number of options which were exercised as of the date of the financial report	Number of options which expired / were forfeited as of the date of the financial report	Expiration date of the options	Number of options remaining as of the date of the financial report
08/07/2016 (A)	3	1,200,000	7.43	6.85	3.35	1,191,729	-	08/07/2023	8,271
08/07/2016 (B)	1	300,000	7.60	6.85	3.25	-	100,000	08/07/2023	200,000
05/18/2017	1	60,000	13.53	13.42	6.40	49,500	-	05/18/2024	10,500
02/05/2018	6	310,000	18.40	18.05	7.70	255,564	36,250	02/05/2025	18,186
07/26/2018	2	80,000	19.08	18.38	8.35	20,000	-	07/26/2025	60,000
08/26/2018	5	200,000	18.75	18.85	8.63	141,069	30,000	08/26/2025	28,931
09/12/2018 (C)(D)	2	1,350,000	19.61	19.05	8.55	363,228	-	09/12/2025	986,772
10/28/2018 (D)	2	1,602,000	19.95	18.20	7.87	432,221	-	10/28/2025	1,169,779
11/01/2018	2	495,000	19.87	18.89	8.40	129,361	-	11/01/2025	365,639
03/31/2019	3	100,000	21.74	22.40	9.61	30,000	40,000	03/31/2026	30,000
04/04/2019	2	80,000	22.00	22.20	9.40	28,505	-	04/04/2026	51,495
05/27/2019	3	80,000	23.70	24.20	10.34	30,000	30,000	05/27/2026	20,000
11/28/2019	4	110,000	41.57	42.30	19.06	16,000	40,000	11/28/2026	54,000
11/28/2019 (E)	1	100,000	41.97	42.30	18.00		-	11/28/2026	100,000
01/20/2020	20	271,500	44.68	49.10	19.70	37,500	27,500	01/20/2027	206,500
04/12/2020 (F)	1	70,000	41.10	41.50	15.50	19,953	-	04/12/2027	50,047
05/17/2020	6	110,000	48.50	50.70	19.70		20,000	05/17/2027	90,000
07/23/2020	3	45,000	54.60	54.70	19.80		-	07/23/2027	45,000
10/13/2020	1	103,000	62.09	70.10	27.70	-	-	10/13/2027	103,000
11/10/2020	7	115,000	64.80	66.30	24.10	-	35,000	11/10/2027	80,000
05/25/2021	9	141,000	65.79	66.90	24.60	-	24,000	05/23/2028	117,000
09/30/2021	26	674,000	69.76	71.80	25.90	-	6,000	09/28/2028	668,000
09/30/2021	1	60,000	70.90	71.80	25.90	-		09/28/2028	60,000
09/30/2021 (G)	4	1,182,000	71.80	71.80	25.90	-	240,000	09/28/2028	942,000
09/30/2021 (H)	5	780,000	71.80	71.80	25.90	-	-	09/28/2028	780,000
10/31/2021	1	10,000	72.70	78.00	30.20	-	-	10/29/2028	10,000
02/08/2022 (J)	9	541,400	72.30	68.40	23.93	-	-	02/06/2029	541,400
02/13/2022 (J)	21	282,000	72.80	66.80	22.69	-	-	02/11/2029	282,000
04/17/2022 (J)	72	269,250	77.20	74.70	27.92	-	-	04/15/2029	269,250
06/28/2022 (I)(J)	1	100,000	68.64	69.60	28.14	-	-	06/26/2029	100,000
06/28/2022 (J)	9	146,000	63.90	69.60	29.53			06/26/2029	146,000
09/01/2022 (J)	10	97,000	79.60	81.60	33.82			08/30/2029	97,000
09/01/2022 (J)	1	10,000	81.40	81.60	33.15			08/30/2029	10,000
10/30/2022 (J)	1	25,000	78.20	74.20	29.10			10/28/2029	25,000
12/18/2022 (J)	9	126,000	74.70	74.00	30.26			12/16/2029	126,000

Total		11,225,150				2,744,630	628,750		7,851,770

The valuation of the options was performed using the binomial model. The calculation of the benefit value included taking into account the share price, the exercise price, the risk-free interest rate and the expected lifetime of the option.

General description of the Company’s options:

In general, and in respect of the description of all of the allocations in this report, the options will be exercised in accordance with the cashless exercise mechanism, as specified in the options plan. Subject to the other terms of the options plan, eligibility will materialize for each of the aforementioned offerees to exercise the options in accordance with the vesting period as follows: 50% of the options will vest 24 months after the grant date, 25% of the options will vest 36 months after the grant date, and 25% of the options will vest 48 months after the grant date. In certain cases different vesting dates were determined, as specified below, and unless stated otherwise, the vesting dates are as stated in this paragraph. The options are subject to standard adjustments in accordance with the options plan, including, inter alia, in case of dividend distribution, and issuance of rights and bonus shares. All option allocations were performed based on the Company’s current options plan. In case of termination of employment, the offeree is given a limited period to exercise vested options only. In cases of termination of employment / activity in circumstances which were defined as severe, the Company will have the possibility to revoke rights.

Details regarding material allocations:

(A)
In 2016, 400,000 non-marketable and non-transferable options were allocated to each of the entrepreneurs, which are exercisable on a cashless basis, and in total, 1,200,000 options. The vesting period of the options will be distributed over a 4 year period, on a quarterly basis, and began only after the conclusion of the vesting period of the entrepreneurs’ previous options package, from 2013. The options were allocated in practice on August 8, 2016. The exercise price is as specified in the above table.

(B)
In 2016 an allocation of 300,000 non-marketable and non-transferable options was performed to the Company’s Chairman of the Board as of the grant date, Or Alovitz, which are exercisable on a cashless basis. The vesting period of the options will be distributed over 3 years. The options were granted in practice on August 8, 2016. The exercise price is as specified in the above table.

On August 30, 2018, Or Alovitz ceased serving as a director in the Company, and 100,000 unvested options therefore expired.

(C)
On September 12, 2018, the Company allocated 360,000 non-marketable and non-transferable options to the Company’s Chairman of the Board, Mr. Yair Seroussi, which are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, on a quarterly basis. For details regarding the exercise price, see the table presented above.

(D)
On September 12, 2018 and October 28, 2018, the Company allocated 990,000 non-marketable and non-transferable options to Gilad Yavetz, and 1,602,000 non-marketable and non-transferable options to Zafrir Yoeli and Amit Paz together.

The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 18% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 30% will vest on a quarterly basis throughout the third year, and 27% will vest on a quarterly basis throughout the fourth year. For details regarding the exercise price, see the above table.

(E)
On November 28, 2019, the Company performed a private allocation of 100,000 non-marketable and non-transferable options of the Company to a VP officer. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. For details regarding the exercise price, see the above table.

(F)
On April 12, 2020, the Company performed a private allocation of 70,000 non-marketable and non-transferable options of the Company to a VP officer. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. For details regarding the exercise price, see the above table.

(G)
On September 30, 2021, a the Company performed a private allocation of 1,182,000 non-marketable and non-transferable options of the Company to the three founders: Gilad Yavetz, Zafrir Yoeli and Amit Paz, and to the Chairman of the Board. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 25-40% will vest on a quarterly basis throughout the third year, and 10-25% will vest on a quarterly basis throughout the fourth year. For details regarding the exercise price, see the above table.

On September 30, 2022, Yoeli Zafarir ceased to serve as a founder of the company, and therefore 240,000 options that have not yet matured expired.

(H)
On September 30, 2021, the Company performed a private allocation of 780,000 non-marketable and non-transferable options of the Company to officers who are VP’s in the Company. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25-30% will vest after the second year, 25-35% will vest after the third year, and 10-25% will vest after the fourth year. For details regarding the exercise price, see the above table.

(I)

On June 28, 2022, the Company performed a private allocation of 100,000 non-marketable and non-transferable options of the Company to a VP officer. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date. For details regarding the exercise price, see the above table.

Grant date	02/08/2022	02/13/2022	04/17/2022	06/28/2022	06/28/2022	09/01/2022	09/01/2022	10/30/2022	12/18/2022
Number of options	541,400	282,000	269,250	100,000	146,000	97,000	10,000	25,000	126,000
Option value in NIS	23.93	22.69	27.92	28.14	29.53	33.82	33.15	29.10	30.26
Exercise price in NIS	72.3	72.8	77.2	68.64	63.9	79.6	81.4	78.2	74.7
Share price in NIS	68.4	66.8	74.7	69.6	69.6	81.6	81.6	74.2	74
Risk-free interest rate	1.4%	1.4%	2.2%	2.8%	2.8%	3.1%	3.1%	3.3%	3.4%
Standard deviation	33.5%	33.5%	33.9%	34.4%	34.4%	34.5%	34.5%	34.4%	34.6%
Value of options in NIS	12,955,702	6,398,580	7,517,460	2,814,000	4,311,380	3,280,540	331,500	727,500	3,812,760

Lifetime of options	7 years

(J)	In 2022, options were granted to employees which are exercisable on a cashless basis.

The valuation of the options was performed using the binomial model.

(K)	On March 14, 2023 after the balance sheet date, the Company performed a private allocation of 124,000 non-marketable and non-transferable options of the Company to its 12 employees.

(L)	On March 20, 2023, the Company performed a private allocation of 114,000 non-marketable and non-transferable options of the Company to 37 employees of its subsidiary in the USA (Clenera, LLC)